Subsequent Events (Narrative) (Details) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 07, 2016	Jun. 20, 2016	Mar. 31, 2016	Mar. 31, 2015	Jan. 30, 2016
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 2,916,065
Proceeds from Issuance of Common Stock			$ 5,938,099	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 6.00	$ 6.00	$ 3.57
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	2,020,597
Class Of Warrant Or Right Number Of Warrants Exercised	2,020,597
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	2,448,000
Proceeds from Issuance of Common Stock	$ 2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.25
Subsequent Event [Member] | Rights Offering [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		841,873
Stock Issued During Period, Value, New Issues		$ 1,300,000
Share Issued Price Per Share, Percentage		85.00%
Shares Issued, Price Per Share		$ 1.55